Other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current
Equity investments	$ 4,237	$ 5,979
Non-current financial assets	88,855	67,069
Current
Current financial assets	86,052	88,026
Assets at fair value through profit and loss
Non-current
Equity investments	145	3,690
Other	4,092	2,289
Current
Corporate Bonds	665	729
Mutual funds	2,055	3,515
Government securities	259	434
Other	150	206
Current financial assets	3,129	4,884
Assets at amortized cost
Non-current
Related parties	26,404	6,545
Time deposits	9,856	0
Corporate bonds	46,445	53,735
Government securities	1,862	0
Other	51	810
Non-current financial assets	84,618	61,090
Current
Corporate Bonds	13,943	4,959
Government securities	7,621	0
Other	29	476
Related parties	21,493	24,890
Time Deposits	38,605	43,159
Treasury bills	1,232	9,658
Current financial assets	$ 82,923	$ 83,142